Derivative Financial Instruments - Fair Value of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, fair value disclosures
Derivative instruments, assets	$ 256.6	$ 326.2
Derivative instruments, liabilities	(3,099.4)	463.2
Fair value of embedded derivative liabilities reported with contractholder funds	(58.9)	320.9
Fair value of net (asset) liability embedded derivative reported with funds withheld payable	(3,652.8)
Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	154.6	52.5
Derivative instruments, liabilities	124.4	36.2
Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	102.0	273.7
Derivative instruments, liabilities	(3,223.8)	427.0
Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	20.0	4.1
Derivative instruments, liabilities	105.1	19.0
Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	81.1	233.4
Derivative instruments, liabilities	439.9	13.0
Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	134.6	48.4
Derivative instruments, liabilities	19.3	17.2
Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	0.9	0.4
Derivative instruments, liabilities	0.4
Equity contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	16.5	37.3
Derivative instruments, liabilities	45.6	90.9
Credit contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	3.5	2.6
Derivative instruments, liabilities	2.0	2.2
Other contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, liabilities	$ (3,711.7)	$ 320.9